Subsequent Event	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 11 Subsequent Event

The Company issued 1,600,000 common shares for cash proceeds of $1,600,000 ($1.00/share).

The Company issued 160,000 5 year warrants with an exercise price of $1.00 and paid commissions in the amount of $160,000 to an investment banking firm in connection with a stock offering.